Derivative Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option	$ 55	$ 52
Derivative instruments in a liability position	10,323	12,413
Derivative instruments in a liability position, collateral posted	9,084	10,464
Loan commitment derivatives with notional	1,805	$ 4,183
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Obligation to exercise the option	$ 0